Share Based Payment Plans - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($) shares $ / shares	Jan. 31, 2025 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Options granted expiry date	ten-year
Subordinate voting shares available to be granted | shares	10,814,828
Description of option pricing model, share options granted	Black-Scholes option-pricing model
Share based compensation expense	$ 21.7	$ 15.5
Unrecognized compensation cost related to unvested share-based payments	14.0	17.2
Expense from share-based payment transactions with employees	21.7	15.5
Share based payment transactions paid	10.8
Change in fair value of the total return swaps	0.0
Number of Vesting Requirement for Share Based Payment Arrangement	0.0
Reclassification to other liability from equity plan to cash settled plan	14.2
Selling, general and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value of the total return swaps	0.0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	31.8	3.0
Liabilities from share-based payment transactions	19.7
Expense from share-based payment transactions with employees	31.8	$ 3.0
Share based payment transactions paid	$ 0.0
Share based payment arrangement share price at grant date | $ / shares	$ 51.24	$ 98.67
Share-based payment arrangement vesting conditions	33.00%
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 14.0
Restricted share units issued initially [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of cash based instruments granted | shares	235,800	167,800
Special Long Term Incentive Program [Member] | Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 12.1
Number of cash based instruments granted | shares	266,304
Share based payment arrangement share price at grant date | $ / shares	$ 62.87
Incremental fair value recognized on modification of share-based payment	$ 4.3
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	21.7	$ 15.5
Expense from share-based payment transactions with employees	$ 21.7	$ 15.5